Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
Equity awards granted to our named executive officers in fiscal 2025 were granted under the 2021 Long-Term Incentive Plan (“2021 LTIP”), which authorizes the issuance of equity awards, including stock options, stock appreciation rights, restricted stock awards, stock unit awards and other stock-based awards. Equity awards for all executive officers are approved by the LDCC. The LDCC has delegated authority to our CEO to approve the granting of equity awards to employees who are not executive officers, subject to certain parameters approved by the LDCC.
The exercise price of stock options is set at fair market value of our common stock on the date of grant, with annual equity awards generally granted by the LDCC on a pre-determined
day in December of each fiscal year, consistent with our annual compensation cycle. The dates for these grants are typically set in advance on a fairly consistent cadence year over year.
The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date), and such awards are typically accumulated and granted together early in the month following the triggering event.
As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and the LDCC does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

Award Timing Method	The exercise price of stock options is set at fair market value of our common stock on the date of grant, with annual equity awards generally granted by the LDCC on a pre-determined
day in December of each fiscal year, consistent with our annual compensation cycle. The dates for these grants are typically set in advance on a fairly consistent cadence year over year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false